Earnings per share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2021	2022	2023
Basic—
Net income attributable to NHI shareholders	¥153,116	¥142,996	¥92,786

Weighted average number of shares outstanding	3,055,525,640	3,063,524,091	3,006,744,201

Net income attributable to NHI shareholders per share	¥50.11	¥46.68	¥30.86

Diluted—
Net income attributable to NHI shareholders	¥153,064	¥142,861	¥92,606

Weighted average number of shares outstanding	3,147,338,609	3,158,708,013	3,114,313,612

Net income attributable to NHI shareholders per share	¥48.63	¥45.23	¥29.74